Collaborative Research and Development Agreements - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2013 Installment	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Series A2 convertible preferred stock [Member]	Dec. 31, 2011 Series A2 convertible preferred stock [Member]	Aug. 31, 2008 Pfizer Inc. [Member]	May 31, 2008 Pfizer Inc. [Member]	Dec. 31, 2011 Pfizer Inc. [Member]	Dec. 31, 2010 Pfizer Inc. [Member]	May 31, 2008 Pfizer Inc. [Member] Series A2 convertible preferred stock [Member]	May 31, 2008 Pfizer Inc. [Member] Upfront technology [Member]	May 31, 2008 Pfizer Inc. [Member] Milestone payment [Member]	Jun. 30, 2010 Fast Forward LLC [Member]	Dec. 31, 2012 Fast Forward LLC [Member]	Dec. 31, 2011 Fast Forward LLC [Member]	Dec. 31, 2010 Fast Forward LLC [Member]	May 31, 2010 Fast Forward LLC [Member]	Dec. 31, 2011 Fast Forward LLC [Member] Milestone payment [Member]	Dec. 31, 2011 Fast Forward LLC [Member] Royalties [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payment	$ 6,000,000								$ 7,500,000
Milestone payment received								7,500,000
Research funding received										3,800,000	10,000,000
Deferred revenue recognition research period	5 years												3 years	3 years
Convertible preferred stock issued						2,099,842	2,099,842					1,538,123
Convertible preferred stock price per share												$ 22.76
Proceeds from issuance of preferred stock			6,819,000	6,819,000	4,459,000							35,000,000
Recognized revenue under collaboration arrangement		1,400,000								7,200,000	18,700,000	10,900,000				100,000	100,000	100,000
Revenue recognition research period												3 years
Total research funding																			1,000,000
Research agreement amount received	2,200,000														600,000
Deferred revenue recognized under collaboration arrangement																300,000	400,000
Collaboration arrangement, contingent payments																				200,000	2,800,000
Technology access fee	6,600,000
Contingent technology access fee	4,400,000
Research funding	2,000,000
Number of technology access fee installments	2
Eligible cash receipt for target evaluation and selection		400,000
Deferred revenue relating to collaboration agreement		$ 6,800,000